DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) $ in Millions	Sep. 30, 2017 USD ($)
Derivative Instruments and Hedging Activities [Absract]
Finance Transactions loss Gain	$ 242
Teva Other Comprehensive Loss	$ 493